Summary of Significant Accounting Policies - Securities loaned and Recognition of premium revenues and contract charges, and related benefits and interest credited (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities loaned
Cash collateral received as percentage of fair value of domestic securities loaned	102.00%
Cash collateral received as a percent of fair value of foreign securities loaned	105.00%
Deferred Policy Acquisition and Sales Inducement Costs
Valuation allowance for uncollectible premium installment receivables	$ 77	$ 77
Present value of future profits	45	47
Amortization expense of present value of future profits	$ 2	$ 6	$ 5
Minimum
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts	15 years
Maximum
Securities loaned
Securities lending transactions length	30 days
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts	30 years
Personal lines | Minimum
Deferred Policy Acquisition and Sales Inducement Costs
Property and casualty insurance contract, terms	6 months
Period for amortization of DAC for property-liability insurance	6 months
Personal lines | Maximum
Deferred Policy Acquisition and Sales Inducement Costs
Property and casualty insurance contract, terms	12 months
Period for amortization of DAC for property-liability insurance	12 months
Consumer product protection plans | Minimum
Deferred Policy Acquisition and Sales Inducement Costs
Property and casualty insurance contract, terms	1 year
Consumer product protection plans | Maximum
Deferred Policy Acquisition and Sales Inducement Costs
Property and casualty insurance contract, terms	5 years
Protection plans and other contracts | Minimum
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC for property-liability insurance	1 year
Protection plans and other contracts | Maximum
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC for property-liability insurance	5 years
Interest-sensitive life insurance contract charges | Minimum
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts	10 years
Interest-sensitive life insurance contract charges | Maximum
Deferred Policy Acquisition and Sales Inducement Costs
Period for amortization of DAC and DSI for interest-sensitive life, fixed annuities and other investment contracts	20 years